UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549	OMB APPROVAL
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FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-7986

The Alger Institutional Funds
(Exact name of registrant as specified in charter)

111 Fifth Avenue, New York, New York		10003
(Address of principal executive offices)		(Zip code)

Mr. Hal Liebes Fred Alger Management, Inc. 111 Fifth Avenue New York, New York 10003
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-806-8800

Date of fiscal year end:	October 31

Date of reporting period:	January 31, 2010

ITEM 1. Schedule of Investments.

THE ALGER INSTITUTIONAL FUNDS |

ALGER CAPITAL APPRECIATION INSTITUTIONAL FUND

Schedule of Investments‡ (Unaudited) January 31, 2010

	SHARES	VALUE
COMMON STOCKS—92.9%

ADVERTISING—0.1%
Focus Media Holding Ltd.#*	89,400	$1,199,748

AEROSPACE & DEFENSE—3.8%
BE Aerospace Inc. *	247,900	5,560,397
General Dynamics Corp.	112,000	7,487,200
Lockheed Martin Corp.	56,900	4,240,188
United Technologies Corp.	214,700	14,487,956
		31,775,741
AIR FREIGHT & LOGISTICS—1.2%
FedEx Corp.	9,000	705,150
United Parcel Service Inc., Cl. B	160,700	9,283,639
		9,988,789
APPLICATION SOFTWARE—1.3%
Adobe Systems Inc. *	198,400	6,408,320
Nice Systems Ltd. #*	63,900	1,860,129
Synopsys Inc. *	142,600	3,033,102
		11,301,551
ASSET MANAGEMENT & CUSTODY BANKS—0.5%
Invesco Ltd.	233,600	4,508,480

AUTO PARTS & EQUIPMENT—0.8%
ArvinMeritor Inc. *	106,700	1,033,923
TRW Automotive Holdings Corp. *	233,000	5,365,990
		6,399,913
BIOTECHNOLOGY—3.6%
Amgen Inc. *	181,900	10,637,512
Celgene Corp. *	142,800	8,108,184
Gilead Sciences Inc. *	141,200	6,815,724
Human Genome Sciences Inc. *	168,700	4,465,489
		30,026,909
BROADCASTING & CABLE TV—0.8%
CBS Corp., Cl. B	496,000	6,413,280

CASINOS & GAMING—1.0%
Las Vegas Sands Corp.*	532,000	8,246,000

COAL & CONSUMABLE FUELS—0.2%
Patriot Coal Corp.*	125,600	1,945,544

COMMUNICATIONS EQUIPMENT—3.7%
Brocade Communications Systems Inc. *	849,700	5,837,439
Cisco Systems Inc. *	544,600	12,237,162
Corning Inc.	116,900	2,113,552
Qualcomm Inc.	275,900	10,812,521
		31,000,674
COMPUTER HARDWARE—5.9%
Apple Inc. *	173,800	33,390,456
Hewlett-Packard Co.	190,600	8,971,542
International Business Machines Corp.	56,700	6,939,513
		49,301,511

	SHARES	VALUE
COMMON STOCKS—(CONT.)

COMPUTER STORAGE & PERIPHERALS—1.8%
EMC Corp. *	398,900	$6,649,663
Seagate Technology *	526,300	8,804,999
		15,454,662
DATA PROCESSING & OUTSOURCED SERVICES—1.5%
Mastercard Inc.	46,600	11,645,340
Visa Inc., Cl. A	7,900	648,037
		12,293,377
DEPARTMENT STORES—0.7%
Kohl’s Corp.*	112,500	5,666,625

DIVERSIFIED BANKS—0.2%
Banco Santander Brasil SA#	109,300	1,315,972

DIVERSIFIED CHEMICALS—0.9%
Ashland Inc.	135,000	5,455,350
FMC Corporation	48,800	2,485,872
		7,941,222
ELECTRICAL COMPONENTS & EQUIPMENT—0.4%
Cooper Industries PLC, CL. A	72,600	3,114,540

FERTILIZERS & AGRICULTURAL CHEMICALS—0.4%
Mosaic Co., /The	62,900	3,365,779

GENERAL MERCHANDISE STORES—0.8%
Target Corp.	138,900	7,121,403

GOLD—0.6%
Yamana Gold Inc.	519,700	5,233,379

HEALTH CARE EQUIPMENT—3.0%
Baxter International Inc.	174,700	10,060,973
Covidien PLC	257,940	13,041,446
Insulet Corp. *	133,500	1,819,605
		24,922,024
HEALTH CARE SUPPLIES—0.8%
Inverness Medical Innovations Inc.*	170,800	6,895,196

HOME ENTERTAINMENT SOFTWARE—1.1%
Activision Blizzard Inc.	917,700	9,323,832

HOME IMPROVEMENT RETAIL—0.9%
Lowe’s Companies, Inc.	358,400	7,759,360

HUMAN RESOURCE & EMPLOYMENT SERVICES—0.2%
Towers Watson & Co.	36,000	1,570,680

HYPERMARKETS & SUPER CENTERS—3.0%
Wal-Mart Stores Inc.	476,210	25,443,900

INDUSTRIAL CONGLOMERATES—1.4%
McDermott International Inc. *	112,100	2,647,802
Tyco International Ltd. *	263,400	9,332,262
		11,980,064
INDUSTRIAL MACHINERY—0.2%
Stanley Works, /The	32,100	1,645,125

	SHARES	VALUE
COMMON STOCKS—(CONT.)

INTEGRATED OIL & GAS—3.2%
Chevron Corp.	372,000	$26,828,640

INTEGRATED TELECOMMUNICATION SERVICES—0.2%
Verizon Communications Inc.	57,600	1,694,592

INTERNET RETAIL—2.7%
Amazon.com Inc. *	58,700	7,361,567
Expedia Inc. *	691,100	14,796,451
		22,158,018
INTERNET SOFTWARE & SERVICES—6.9%
eBay Inc. *	290,800	6,694,216
Google Inc., Cl. A *	32,600	17,259,092
GSI Commerce Inc. *	377,150	8,583,934
IAC/InterActiveCorp. *	256,400	5,148,512
Sina Corp. *	204,800	7,405,568
Yahoo! Inc. *	829,100	12,444,791
		57,536,113
INVESTMENT BANKING & BROKERAGE—1.4%
Goldman Sachs Group Inc., /The	55,600	8,268,832
Lazard Ltd., Cl. A	32,300	1,244,842
Morgan Stanley	83,000	2,222,740
		11,736,414
LIFE & HEALTH INSURANCE—1.5%
Lincoln National Corp.	366,800	9,015,944
Prudential Financial Inc.	67,300	3,364,327
		12,380,271
LIFE SCIENCES TOOLS & SERVICES—0.5%
Life Technologies Corp.*	88,900	4,419,219

MANAGED HEALTH CARE—0.7%
WellPoint Inc.*	93,800	5,976,936

METAL & GLASS CONTAINERS—0.8%
Owens-Illinois Inc.*	261,500	7,118,030

MOVIES & ENTERTAINMENT—0.5%
Regal Entertainment Group, Cl. A	287,600	4,247,852

MULTI-LINE INSURANCE—0.7%
Genworth Financial Inc., Cl. A*	444,300	6,149,112

OIL & GAS DRILLING—0.5%
Transocean Ltd.*	51,400	4,355,636

OIL & GAS EQUIPMENT & SERVICES—0.2%
Weatherford International Ltd.*	102,500	1,607,200

OIL & GAS EXPLORATION & PRODUCTION—3.7%
Chesapeake Energy Corp.	165,900	4,111,002
Devon Energy Corp.	125,500	8,397,205
Nexen Inc.	558,500	12,253,490
Plains Exploration & Production Co. *	193,000	6,436,550
		31,198,247
OIL & GAS STORAGE & TRANSPORTATION—0.4%
Magellan Midstream Partners LP	73,374	3,081,708

	SHARES	VALUE
COMMON STOCKS—(CONT.)

OTHER DIVERSIFIED FINANCIAL SERVICES—2.6%
Bank of America Corp.	291,000	$4,417,380
BM&F Bovespa SA	560,800	3,814,783
JPMorgan Chase & Co.	341,300	13,290,222
		21,522,385
PHARMACEUTICALS—4.4%
Abbott Laboratories	327,400	17,332,556
Allergan Inc.	66,500	3,823,750
Auxilium Pharmaceuticals Inc. *	136,400	3,841,024
Pfizer Inc.	616,600	11,505,756
		36,503,086
PROPERTY & CASUALTY INSURANCE—2.0%
Assured Guaranty Ltd.	149,600	3,389,936
Travelers Cos., Inc., /The	266,400	13,498,488
		16,888,424
PUBLISHING—0.4%
McGraw-Hill Cos., Inc., /The	102,400	3,630,080

RAILROADS—0.6%
CSX Corp.	124,800	5,348,928

RESTAURANTS—1.4%
McDonald’s Corp.	154,000	9,614,220
Yum! Brands Inc.	73,100	2,500,751
		12,114,971
SEMICONDUCTOR EQUIPMENT—1.3%
Lam Research Corp. *	220,299	7,272,070
Novellus Systems Inc. *	165,100	3,450,590
		10,722,660
SEMICONDUCTORS—7.5%
Broadcom Corp., Cl. A	72,600	1,939,872
Intel Corp.	1,523,800	29,561,719
Marvell Technology Group Ltd. *	523,800	9,129,834
Micron Technology Inc. *	449,400	3,918,768
ON Semiconductor Corp. *	1,517,900	10,944,059
Skyworks Solutions Inc. *	629,800	7,992,162
		63,486,414
SOFT DRINKS—1.3%
PepsiCo Inc.	184,000	10,970,080

STEEL—1.1%
Cliffs Natural Resources Inc.	203,900	8,145,805

SYSTEMS SOFTWARE—3.2%
Microsoft Corp.	722,400	20,357,232
Oracle Corp.	284,200	6,553,652
		26,910,884
THRIFTS & MORTGAGE FINANCE—0.2%
TFS Financial Corp.	149,400	1,921,284

TOBACCO—1.6%
Philip Morris International Inc.	293,450	13,354,910

	SHARES	VALUE
COMMON STOCKS—(CONT.)

TRUCKING—0.6%
Hertz Global Holdings Inc.*	497,800	$5,157,208

TOTAL COMMON STOCKS (Cost $788,473,475)		780,320,387

CONVERTIBLE PREFERRED STOCK—1.4%

OTHER DIVERSIFIED FINANCIAL SERVICES—1.4%
Bank of America Corp., 10.00%, 12/31/2049* (Cost $11,551,500)	770,100	11,628,510

MANDATORY CONVERTIBLE PREFERRED STOCK—0.6%

OTHER DIVERSIFIED FINANCIAL SERVICES—0.6%
Citigroup Inc., 7.50%, 12/15/2012*(a) (Cost $5,000,000)	50,000	5,227,000

	PRINCIPAL
	AMOUNT
SHORT-TERM INVESTMENTS—4.1%

TIME DEPOSITS—4.1%
Wells Fargo Grand Cayman, 0.03%, 2/01/10(L2) (Cost $34,287,849)	34,287,849	34,287,849

Total Investments (Cost $839,312,824)(b)	99.0%	831,463,746
Other Assets in Excess of Liabilities	1.0	8,109,156

NET ASSETS	100.0%	$839,572,902

‡                           Securities classified as Level 1 for ASC 820 disclosure purposes based on valuation inputs unless otherwise noted.

*                           Non-income producing security.

#                           American Depository Receipts.

(a)                 These securities are required to be converted on the date listed; they generally may be converted prior to this date at the option of the holder.

(b)                 At January 31, 2010, the net unrealized depreciation on investments, based on cost for federal income tax purposes of $849,012,653 amounted to $17,548,907 which consisted of aggregate gross unrealized appreciation of $30,062,038 and aggregate gross unrealized depreciation of $47,610,945.

(L2)          Security classified as Level 2 for ASC 820 disclosure purposes based on valuation inputs.

See Notes to Schedule of Investments.

THE ALGER INSTITUTIONAL FUNDS | ALGER LARGECAP GROWTH INSTITUTIONAL FUND

Schedule of Investments‡ (Unaudited) January 31, 2010

	SHARES	VALUE
COMMON STOCKS—99.1%

AEROSPACE & DEFENSE—4.1%
Boeing Co., /The	6,550	$396,930
General Dynamics Corp.	6,750	451,238
Lockheed Martin Corp.	8,850	659,501
United Technologies Corp.	5,150	347,522
		1,855,191
AGRICULTURAL PRODUCTS—0.5%
Bunge Ltd.	3,900	229,281

AIR FREIGHT & LOGISTICS—1.0%
United Parcel Service Inc., Cl. B	8,250	476,603

APPAREL RETAIL—0.6%
Gap Inc., /The	14,400	274,752

ASSET MANAGEMENT & CUSTODY BANKS—1.1%
Invesco Ltd.	10,800	208,440
Northern Trust Corp.	5,850	295,542
		503,982
BIOTECHNOLOGY—3.7%
Amgen Inc. *	10,200	596,496
Celgene Corp. *	8,200	465,596
Gilead Sciences Inc. *	13,000	627,510
		1,689,602
CASINOS & GAMING—0.5%
Las Vegas Sands Corp.*	16,100	249,550

COAL & CONSUMABLE FUELS—0.5%
CONSOL Energy Inc.	4,800	223,728

COMMUNICATIONS EQUIPMENT—4.0%
Cisco Systems Inc. *	46,000	1,033,620
Qualcomm Inc.	20,150	789,679
		1,823,299
COMPUTER & ELECTRONICS RETAIL—0.7%
Best Buy Co., Inc.	8,250	302,363

COMPUTER HARDWARE—7.5%
Apple Inc. *	8,250	1,584,989
Dell Inc. *	21,550	277,995
Hewlett-Packard Co.	17,150	807,250
International Business Machines Corp.	6,450	789,416
		3,459,650
COMPUTER STORAGE & PERIPHERALS—1.1%
EMC Corp.*	30,050	500,934

CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS—0.7%
Deere & Co.	6,500	324,675

DATA PROCESSING & OUTSOURCED SERVICES—2.9%
Fidelity National Information Services Inc.	11,000	259,160
Mastercard Inc.	2,450	612,255
Visa Inc., Cl. A	5,400	442,962
		1,314,377

	SHARES	VALUE
COMMON STOCKS—(CONT.)

DEPARTMENT STORES—0.5%
Kohl’s Corp.*	4,700	$236,739

DIVERSIFIED CHEMICALS—0.7%
EI Du Pont de Nemours & Co.	10,450	340,775

DRUG RETAIL—2.0%
CVS Caremark Corp.	15,000	485,550
Walgreen Co.	11,900	428,995
		914,545
ELECTRIC UTILITIES—0.8%
Southern Co.	11,250	360,000

ELECTRICAL COMPONENTS & EQUIPMENT—0.3%
First Solar Inc.*	1,250	141,625

FERTILIZERS & AGRICULTURAL CHEMICALS—1.4%
Monsanto Co.	4,450	337,665
Potash Corporation of Saskatchewan Inc.	2,950	293,083
		630,748
FOOD RETAIL—1.0%
Kroger Co., /The	21,250	455,388

FOOTWEAR—0.8%
NIKE Inc., Cl. B	5,400	344,250

GENERAL MERCHANDISE STORES—0.9%
Target Corp.	7,550	387,089

GOLD—0.8%
Goldcorp Inc.	10,700	363,372

HEALTH CARE EQUIPMENT—4.7%
Baxter International Inc.	9,800	564,381
Boston Scientific Corp. *	31,450	271,414
Covidien PLC	8,350	422,176
St. Jude Medical Inc. *	7,050	265,997
Stryker Corp.	5,900	306,328
Zimmer Holdings Inc. *	5,350	301,312
		2,131,608
HEALTH CARE SERVICES—0.7%
Express Scripts Inc.*	4,050	339,633

HOME ENTERTAINMENT SOFTWARE—1.2%
Activision Blizzard Inc.	28,700	291,592
Electronic Arts Inc. *	15,200	247,456
		539,048
HOME IMPROVEMENT RETAIL—0.8%
Lowe’s Companies, Inc.	16,800	363,720

HOTELS RESORTS & CRUISE LINES—1.3%
Carnival Corp.	11,800	393,294
Marriott International Inc., Cl. A	8,195	214,945
		608,239
HOUSEHOLD PRODUCTS—1.5%
Procter & Gamble Co., /The	11,100	683,205

HYPERMARKETS & SUPER CENTERS—2.9%
Costco Wholesale Corp.	4,850	278,536

	SHARES	VALUE
COMMON STOCKS—(CONT.)

HYPERMARKETS & SUPER CENTERS—(CONT.)
Wal-Mart Stores Inc.	19,250	$1,028,527
		1,307,063
INDUSTRIAL CONGLOMERATES—1.3%
Tyco International Ltd.*	16,500	584,595

INDUSTRIAL GASES—0.5%
Praxair Inc.	2,750	207,130

INTEGRATED OIL & GAS—2.9%
Chevron Corp.	10,950	789,713
Exxon Mobil Corp.	7,650	492,890
		1,282,603
INTEGRATED TELECOMMUNICATION SERVICES—0.8%
Verizon Communications Inc.	12,300	361,866

INTERNET RETAIL—1.3%
Amazon.com Inc.*	4,900	614,508

INTERNET SOFTWARE & SERVICES—4.4%
eBay Inc. *	20,050	461,551
Google Inc., Cl. A *	2,063	1,092,193
Yahoo! Inc. *	29,000	435,290
		1,989,034
INVESTMENT BANKING & BROKERAGE—2.4%
Charles Schwab Corp., /The	18,950	346,596
Goldman Sachs Group Inc., /The	3,100	461,031
Morgan Stanley	11,200	299,936
		1,107,563
IT CONSULTING & OTHER SERVICES—0.9%
Cognizant Technology Solutions Corp., Cl. A*	9,150	399,489

LIFE SCIENCES TOOLS & SERVICES—0.8%
Thermo Fisher Scientific Inc.*	8,000	369,200

MANAGED HEALTH CARE—0.8%
UnitedHealth Group Inc.	10,900	359,700

MOVIES & ENTERTAINMENT—0.8%
Viacom Inc., Cl. B*	12,100	352,594

OIL & GAS DRILLING—0.7%
Transocean Ltd.*	3,797	321,758

OIL & GAS EQUIPMENT & SERVICES—0.8%
Schlumberger Ltd.	5,750	364,895

OIL & GAS EXPLORATION & PRODUCTION—1.8%
Chesapeake Energy Corp.	8,350	206,913
Devon Energy Corp.	4,750	317,822
Nexen Inc.	14,300	313,742
		838,477
OIL & GAS STORAGE & TRANSPORTATION—0.5%
Enterprise Products Partners LP	7,450	228,492

OTHER DIVERSIFIED FINANCIAL SERVICES—2.0%
Bank of America Corp.	28,850	437,943
JPMorgan Chase & Co.	11,650	453,651
		891,594

	SHARES	VALUE
COMMON STOCKS—(CONT.)

PACKAGED FOODS & MEATS—1.5%
HJ Heinz Co.	6,050	$263,962
Kraft Foods Inc., Cl. A	14,750	407,985
		671,947
PHARMACEUTICALS—5.6%
Abbott Laboratories	15,000	794,100
Allergan Inc.	5,250	301,875
Johnson & Johnson	13,150	826,609
Pfizer Inc.	32,900	613,914
		2,536,498
PROPERTY & CASUALTY INSURANCE—1.0%
Travelers Cos., Inc., /The	8,550	433,229

RAILROADS—1.0%
CSX Corp.	10,400	445,744

RESTAURANTS—1.1%
McDonald’s Corp.	8,050	502,562

SEMICONDUCTOR EQUIPMENT—0.5%
Applied Materials Inc.	18,200	221,676

SEMICONDUCTORS—3.9%
Broadcom Corp., Cl. A	10,650	284,568
Intel Corp.	41,550	806,070
Marvell Technology Group Ltd. *	14,000	244,020
Taiwan Semiconductor Manufacturing Co., Ltd. #	29,021	294,853
Texas Instruments Inc.	5,900	132,750
		1,762,261
SOFT DRINKS—2.9%
Coca-Cola Co., /The	10,650	577,763
PepsiCo Inc.	12,850	766,116
		1,343,879
SPECIALIZED FINANCE—0.9%
CME Group Inc.	1,462	419,331

SYSTEMS SOFTWARE—4.1%
Microsoft Corp.	48,250	1,359,685
Oracle Corp.	22,350	515,391
		1,875,076
TOBACCO—2.7%
Altria Group Inc.	24,050	477,633
Philip Morris International Inc.	16,200	737,262
		1,214,895
TOTAL COMMON STOCKS (Cost $44,522,427)		45,075,630

	PRINCIPAL
	AMOUNT	VALUE
SHORT-TERM INVESTMENTS—1.3%

TIME DEPOSITS—1.3%
Wells Fargo Grand Cayman, 0.03%, 2/01/10(L2) (Cost $611,824)	611,824	$611,824

Total Investments (Cost $45,134,251)(a)	100.4%	45,687,454
Liabilities in Excess of Other Assets	(0.4)	(176,299)

NET ASSETS	100.0%	$45,511,155

‡                      Securities classified as Level 1 for ASC 820 disclosure purposes based on valuation inputs unless otherwise noted.

*                    Non-income producing security.

#                      American Depository Receipts.

(a)            At January 31, 2010, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $45,528,559 amounted to $158,895 which consisted of aggregate gross unrealized appreciation of $3,378,063 and aggregate gross unrealized depreciation of $3,219,168.

(L2)     Security classified as Level 2 for ASC 820 disclosure purposes based on valuation inputs.

See Notes to Schedule of Investments.

THE ALGER INSTITUTIONAL FUNDS | ALGER MIDCAP GROWTH INSTITUTIONAL FUND

Schedule of Investments (Unaudited) January 31, 2010

	SHARES	VALUE
COMMON STOCKS—99.5%

ADVERTISING—0.8%
Focus Media Holding Ltd.#*	562,500	$7,548,750

AEROSPACE & DEFENSE—2.2%
BE Aerospace Inc. *	301,090	6,753,449
Goodrich Corp.	225,400	13,954,514
		20,707,963
AIR FREIGHT & LOGISTICS—1.4%
Expeditors International of Washington Inc.	362,100	12,347,610

APPAREL RETAIL—2.0%
Chico’s FAS Inc. *	388,100	4,956,037
J Crew Group Inc. *	108,700	4,262,127
TJX Cos., Inc.	234,200	8,901,942
		18,120,106
APPLICATION SOFTWARE—4.3%
Informatica Corp. *	313,900	7,436,291
Pegasystems Inc.	356,300	11,846,975
SolarWinds Inc. *	521,200	10,126,916
Synopsys Inc. *	431,600	9,180,132
		38,590,314
ASSET MANAGEMENT & CUSTODY BANKS—1.9%
Affiliated Managers Group Inc. *	69,900	4,233,843
Invesco Ltd.	431,900	8,335,670
Northern Trust Corp.	88,100	4,450,812
		17,020,325
BIOTECHNOLOGY—2.5%
China Nuokang Bio-Pharmaceutical Inc. #*	326,200	2,316,020
Human Genome Sciences Inc. *	424,400	11,233,868
Metabolix Inc. *	887,460	8,847,976
		22,397,864
CABLE & SATELLITE—0.4%
Sirius XM Radio Inc.*	3,914,400	3,294,750

CASINOS & GAMING—0.8%
Las Vegas Sands Corp.*	432,900	6,709,950

COAL & CONSUMABLE FUELS—1.4%
Patriot Coal Corp.*	811,300	12,567,037

COMMUNICATIONS EQUIPMENT—1.2%
Brocade Communications Systems Inc.*	1,573,600	10,810,632

COMPUTER HARDWARE—1.7%
Apple Inc.*	79,400	15,254,328

COMPUTER STORAGE & PERIPHERALS—1.1%
NetApp Inc. *	140,100	4,081,113
Seagate Technology *	358,600	5,999,378
		10,080,491
DATA PROCESSING & OUTSOURCED SERVICES—3.2%
Alliance Data Systems Corp. *	152,600	9,073,596
Echo Global Logistics Inc. *	480,385	5,798,247
Fidelity National Information Services Inc.	386,100	9,096,516

	SHARES	VALUE
COMMON STOCKS—(CONT.)

DATA PROCESSING & OUTSOURCED SERVICES—(CONT.)
Global Payments Inc.	103,500	$4,605,750
		28,574,109
DEPARTMENT STORES—0.3%
Saks Inc.*	419,000	2,698,360

EDUCATION SERVICES—2.2%
DeVry Inc.	184,100	11,241,146
ITT Educational Services Inc. *	83,000	8,040,210
		19,281,356
ELECTRICAL COMPONENTS & EQUIPMENT—1.9%
General Cable Corp. *	275,000	8,002,500
Roper Industries Inc.	187,300	9,379,984
		17,382,484
FERTILIZERS & AGRICULTURAL CHEMICALS—0.5%
Mosaic Co., /The	79,600	4,259,396

FOOD RETAIL—1.0%
Whole Foods Market Inc.*	332,100	9,039,762

GOLD—1.3%
Yamana Gold Inc.	1,167,400	11,755,718

HEALTH CARE EQUIPMENT—3.6%
CR Bard Inc.	113,900	9,441,171
Gen-Probe Inc. *	151,900	6,521,067
Insulet Corp. *	341,900	4,660,097
Intuitive Surgical Inc. *	20,600	6,758,036
NuVasive Inc. *	157,400	4,344,240
		31,724,611
HEALTH CARE FACILITIES—2.8%
Select Medical Holdings Corp. *	1,640,000	16,252,400
Universal Health Services Inc., Cl. B	299,300	8,727,588
		24,979,988
HEALTH CARE SUPPLIES—0.3%
AGA Medical Holdings Inc.*	204,700	2,933,351

HOME ENTERTAINMENT SOFTWARE—1.6%
Activision Blizzard Inc.	919,900	9,346,184
Nintendo Co., Ltd. #	130,530	4,555,497
		13,901,681
HOMEBUILDING—1.5%
KB Home	210,400	3,214,912
Lennar Corp., Cl. A	287,600	4,417,536
Meritage Homes Corp. *	46,300	1,036,657
Toll Brothers Inc. *	247,800	4,576,866
		13,245,971
INDUSTRIAL MACHINERY—2.1%
Duoyuan Global Water Inc. #*	56,700	1,615,950
SPX Corp.	310,100	16,881,844
		18,497,794
INTERNET RETAIL—2.6%
Expedia Inc. *	635,500	13,606,055
NetFlix Inc. *	145,500	9,057,375

	SHARES	VALUE
COMMON STOCKS—(CONT.)

INTERNET RETAIL—(CONT.)
Shutterfly Inc. *	14,500	$229,390
		22,892,820
INTERNET SOFTWARE & SERVICES—3.6%
Akamai Technologies Inc. *	278,400	6,876,480
eBay Inc. *	589,500	13,570,290
GSI Commerce Inc. *	197,600	4,497,376
OpenTable Inc. *	284,200	7,073,738
		32,017,884
INVESTMENT BANKING & BROKERAGE—2.4%
Greenhill & Co., Inc.	118,700	9,234,860
Lazard Ltd., Cl. A	289,052	11,140,064
		20,374,924
IT CONSULTING & OTHER SERVICES—2.0%
Cognizant Technology Solutions Corp., Cl. A*	410,400	17,918,064

LEISURE PRODUCTS—0.6%
Coach Inc.	102,300	3,568,224
Phillips-Van Heusen Corp.	56,200	2,208,098
		5,776,322
LIFE & HEALTH INSURANCE—1.0%
Lincoln National Corp.	369,400	9,079,852

LIFE SCIENCES TOOLS & SERVICES—2.1%
ICON PLC #*	304,598	7,566,214
Illumina Inc. *	252,600	9,267,894
Life Technologies Corp. *	47,200	2,346,312
		19,180,420
MANAGED HEALTH CARE—0.5%
Health Net Inc.*	188,700	4,577,862

MULTI-LINE INSURANCE—1.0%
China Pacific Insurance Group Co., Ltd. *	24,800	92,291
Genworth Financial Inc., Cl. A *	663,900	9,188,376
		9,280,667
OFFICE SERVICES & SUPPLIES—0.8%
SYKES Enterprises Inc.*	290,600	6,968,588

OIL & GAS EQUIPMENT & SERVICES—2.1%
Cameron International Corp. *	121,100	4,560,626
National Oilwell Varco Inc.	352,050	14,398,845
		18,959,471
OIL & GAS EXPLORATION & PRODUCTION—4.8%
Concho Resources Inc. *	169,400	7,600,978
Nexen Inc.	661,500	14,513,310
Plains Exploration & Production Co. *	354,100	11,809,235
Quicksilver Resources Inc. *	640,300	8,509,587
		42,433,110
OTHER DIVERSIFIED FINANCIAL SERVICES—1.3%
BM&F Bovespa SA	1,755,587	11,942,194

PACKAGED FOODS & MEATS—0.5%
McCormick & Co., Inc.	131,500	4,773,450

	SHARES	VALUE
COMMON STOCKS—(CONT.)

PERSONAL PRODUCTS—0.9%
Avon Products Inc.	279,200	$8,415,088

PHARMACEUTICALS—3.8%
Auxilium Pharmaceuticals Inc. *	242,300	6,823,168
Medicis Pharmaceutical Corp., Cl. A	370,169	8,554,606
Mylan Inc. *	533,700	9,729,351
Optimer Pharmaceuticals Inc. *	666,974	8,217,120
		33,324,245
PROPERTY & CASUALTY INSURANCE—1.1%
Chubb Corp.	193,100	9,655,000

RAILROADS—0.5%
CSX Corp.	98,200	4,208,852

RESEARCH & CONSULTING SERVICES—1.6%
FTI Consulting Inc.*	335,300	13,898,185

RESTAURANTS—2.6%
Cheesecake Factory Inc., /The *	200,400	4,236,456
McCormick & Schmick’s Seafood Restaurants Inc. *	806,353	6,668,539
PF Chang’s China Bistro Inc. *	201,400	7,774,041
Starbucks Corp. *	212,000	4,619,480
		23,298,516
SECURITY & ALARM SERVICES—0.9%
Geo Group Inc., /The*	425,700	7,875,450

SEMICONDUCTOR EQUIPMENT—1.7%
Lam Research Corp.*	467,500	15,432,175

SEMICONDUCTORS—9.0%
Atheros Communications Inc. *	290,435	9,314,250
Avago Technologies Ltd. *	517,400	8,992,412
Broadcom Corp., Cl. A	242,400	6,476,928
Marvell Technology Group Ltd. *	846,200	14,749,266
Mellanox Technologies Ltd. *	151,180	2,777,177
Micron Technology Inc. *	1,711,600	14,925,152
Monolithic Power Systems Inc. *	223,000	4,598,260
Netlogic Microsystems Inc. *	91,300	3,739,648
Skyworks Solutions Inc. *	1,196,300	15,181,047
		80,754,140
SOFT DRINKS—1.1%
Hansen Natural Corp.*	250,900	9,647,105

SPECIALIZED FINANCE—0.9%
IntercontinentalExchange Inc. *	38,700	3,695,076
NYSE Euronext	196,000	4,588,360
		8,283,436
SPECIALTY CHEMICALS—0.5%
Rockwood Holdings Inc.*	199,500	4,371,045

STEEL—2.0%
Cliffs Natural Resources Inc.	451,900	18,053,405

SYSTEMS SOFTWARE—0.8%
Red Hat Inc.*	262,000	7,131,640

THRIFTS & MORTGAGE FINANCE—1.0%
People’s United Financial Inc.	573,400	9,271,878

	SHARES	VALUE
COMMON STOCKS—(CONT.)

TOBACCO—1.2%
ITC Ltd*	1,803,300	$9,776,175

TRUCKING—0.6%
Hertz Global Holdings Inc.*	530,700	5,498,052

TOTAL COMMON STOCKS (Cost $888,870,153)		888,794,716

	PRINCIPAL
	AMOUNT
CONVERTIBLE CORPORATE BONDS—1.1%

WIRELESS TELECOMMUNICATION SERVICES—1.1%
SBA Communications Corp., 4.00%, 10/1/14L2(a) (Cost $9,504,501)	7,749,000	9,918,720

SHORT-TERM INVESTMENTS—0.0%

TIME DEPOSITS—0.0%
Brown Bothers Harriman Cayman, 0.03%, 2/01/10(L2) (Cost $2,208)	2,208	2,208

Total Investments (Cost $898,376,862)(b)	100.6%	898,715,644
Liabilities in Excess of Other Assets	(0.6)	(5,508,299)

NET ASSETS	100.0%	$893,207,345

‡                      Securities classified as Level 1 for ASC 820 disclosure purposes based on valuation inputs unless otherwise noted.

*                      Non-income producing security.

#                      American Depository Receipts.

(a)            Pursuant to Securities and Exchange Commission Rule 144A, these securities may be sold prior to their maturity only to qualified institutional buyers. These securities are deemed to be liquid and represent 1.1%, of the net assets of the Fund.

(b)            At January 31, 2010, the net unrealized depreciation on investments, based on cost for federal income tax purposes of $911,605,196 amounted to $12,889,552 which consisted of aggregate gross unrealized appreciation of $59,983,810 and aggregate gross unrealized depreciation of $72,873,362.

(L2)     Security classified as Level 2 for ASC 820 disclosure purposes based on valuation inputs.

See Notes to Schedule of Investments.

THE ALGER INSTITUTIONAL FUNDS | ALGER SMALLCAP GROWTH INSTITUTIONAL FUND

Schedule of Investments (Unaudited) January 31, 2010

	SHARES	VALUE
COMMON STOCKS—96.4%

AEROSPACE & DEFENSE—2.2%
BE Aerospace Inc. *	605,455	$13,580,355
Esterline Technologies Corp. *	323,625	12,220,080
		25,800,435
AIRLINES—0.5%
Airtran Holdings Inc.*	1,279,740	6,168,347

APPAREL RETAIL—3.7%
Aeropostale Inc. *	209,350	6,885,522
AnnTaylor Stores Corp. *	607,750	7,633,339
Chico’s FAS Inc. *	453,400	5,789,918
Childrens Place Retail Stores Inc., /The *	228,400	7,263,120
Coldwater Creek Inc. *	921,700	4,110,782
J Crew Group Inc. *	264,750	10,380,847
		42,063,528
APPLICATION SOFTWARE—8.5%
Ansys Inc. *	315,036	13,187,407
Concur Technologies Inc. *	233,800	9,270,170
Informatica Corp. *	581,500	13,775,734
Nice Systems Ltd. #*	357,955	10,420,070
Pegasystems Inc.	409,536	13,617,071
SolarWinds Inc. *	572,650	11,126,590
Solera Holdings Inc.	371,600	12,303,676
Taleo Corp., Cl. A *	448,300	9,104,973
VanceInfo Technologies Inc. #*	397,650	6,374,330
		99,180,021
ASSET MANAGEMENT & CUSTODY BANKS—1.1%
Artio Global Investors Inc.	242,800	5,953,456
Cohen & Steers Inc.	350,050	7,120,017
		13,073,473
AUTO PARTS & EQUIPMENT—0.9%
Dana Holding Corp.*	985,950	10,165,145

BIOTECHNOLOGY—3.4%
Human Genome Sciences Inc. *	488,400	12,927,947
OSI Pharmaceuticals Inc. *	252,200	8,630,284
Savient Pharmaceuticals Inc. *	748,050	9,597,482
United Therapeutics Corp. *	148,230	8,830,061
		39,985,774
CASINOS & GAMING—1.9%
Penn National Gaming Inc. *	427,200	11,525,856
WMS Industries Inc. *	277,650	10,295,262
		21,821,118
COAL & CONSUMABLE FUELS—0.9%
Patriot Coal Corp.*	652,900	10,113,421

COMMUNICATIONS EQUIPMENT—2.8%
Aruba Networks Inc. *	631,150	6,557,649
Brocade Communications Systems Inc. *	1,456,300	10,004,780
Ciena Corp. *	179,050	2,282,888
Finisar Corp. *	890,450	9,171,635

	SHARES	VALUE
COMMON STOCKS—(CONT.)

COMMUNICATIONS EQUIPMENT—(CONT.)
Palm Inc. *	400,350	$4,159,637
		32,176,589
COMPUTER STORAGE & PERIPHERALS—0.8%
QLogic Corp.*	539,000	9,265,410

CONSTRUCTION & ENGINEERING—0.8%
Aecom Technology Corp.*	333,050	8,982,359

DATA PROCESSING & OUTSOURCED SERVICES—1.0%
Wright Express Corp.*	392,835	11,533,636

DISTILLERS & VINTNERS—0.8%
Central European Distribution Corp.*	292,800	9,384,240

DISTRIBUTORS—0.9%
LKQ Corp.*	579,340	10,862,625

DIVERSIFIED CHEMICALS—0.7%
Huntsman Corp.	715,050	8,716,459

EDUCATION SERVICES—1.1%
American Public Education Inc.*	340,900	13,001,926

ELECTRIC UTILITIES—1.3%
ITC Holdings Corp.	270,535	14,533,140

ELECTRICAL COMPONENTS & EQUIPMENT—2.0%
GrafTech International Ltd. *	706,250	8,870,500
Woodward Governor Co.	545,150	13,863,164
		22,733,664
ENVIRONMENTAL & FACILITIES SERVICES—1.7%
Tetra Tech Inc. *	262,700	5,947,528
Waste Connections Inc. *	413,750	13,310,338
		19,257,866
FOREST PRODUCTS—0.7%
Louisiana-Pacific Corp.*	1,076,350	7,652,849

GOLD—0.4%
Gammon Gold Inc.*	551,050	4,755,562

HEALTH CARE DISTRIBUTORS—1.6%
Owens & Minor Inc.	219,900	8,815,791
PharMerica Corp. *	599,495	9,759,779
		18,575,570
HEALTH CARE EQUIPMENT—5.1%
Arthrocare Corp. *	48,150	1,283,198
Cyberonics Inc. *	260,700	4,885,518
Insulet Corp. *	685,150	9,338,595
MAKO Surgical Corp. *	635,642	7,297,170
Masimo Corp. *	175,350	4,867,716
NuVasive Inc. *	132,350	3,652,860
Sirona Dental Systems Inc. *	303,850	9,774,854
Thoratec Corp. *	431,700	12,238,694
Wright Medical Group Inc. *	392,900	7,025,052
		60,363,657
HEALTH CARE FACILITIES—1.8%
LifePoint Hospitals Inc. *	332,750	9,975,845

	SHARES	VALUE
COMMON STOCKS—(CONT.)

HEALTH CARE FACILITIES—(CONT.)
Select Medical Holdings Corp. *	1,099,550	$10,896,541
		20,872,386
HEALTH CARE SERVICES—1.2%
Gentiva Health Services Inc.*	527,200	13,464,688

HEALTH CARE SUPPLIES—1.3%
AGA Medical Holdings Inc. *	252,200	3,614,026
Inverness Medical Innovations Inc. *	289,950	11,705,282
		15,319,308
HEALTH CARE TECHNOLOGY—1.1%
Medidata Solutions Inc.*	731,400	12,199,752

HOME FURNISHING RETAIL—0.7%
Williams-Sonoma, Inc.	450,300	8,546,694

HOTELS RESORTS & CRUISE LINES—1.4%
Choice Hotels International Inc.	268,500	8,522,190
Interval Leisure Group *	600,066	7,632,840
		16,155,030
HOUSEWARES & SPECIALTIES—1.0%
Tupperware Brands Corp.	259,650	11,024,739

HUMAN RESOURCE & EMPLOYMENT SERVICES—0.7%
Towers Watson & Co.	172,650	7,532,720

INDUSTRIAL MACHINERY—2.4%
Actuant Corp., Cl. A	563,310	9,446,708
Clarcor Inc.	277,650	8,990,307
RBC Bearings Inc. *	434,640	10,101,033
		28,538,048
INTERNET RETAIL—0.6%
Shutterfly Inc.*	452,350	7,156,177

INTERNET SOFTWARE & SERVICES—4.4%
GSI Commerce Inc. *	557,222	12,682,373
LogMeIn, Inc. *	377,600	6,400,320
OpenTable Inc. *	214,800	5,346,372
SkillSoft PLC #*	1,370,660	13,363,935
VistaPrint Ltd. *	239,940	13,439,039
		51,232,039
INVESTMENT BANKING & BROKERAGE—1.6%
Knight Capital Group Inc. *	423,150	6,618,066
Lazard Ltd., Cl. A	291,250	11,224,775
		17,842,841
LEISURE FACILITIES—0.7%
Life Time Fitness Inc.*	350,995	8,406,330

LEISURE PRODUCTS—1.4%
Fossil Inc. *	239,600	7,822,940
Phillips-Van Heusen Corp.	219,850	8,637,907
		16,460,847
LIFE SCIENCES TOOLS & SERVICES—2.8%
Bruker Corp. *	887,400	10,888,398
ICON PLC #*	290,942	7,226,999

	SHARES	VALUE
COMMON STOCKS—(CONT.)

LIFE SCIENCES TOOLS & SERVICES—(CONT.)
Parexel International Corp. *	714,512	$13,818,662
		31,934,059
MANAGED HEALTH CARE—1.1%
Amerigroup Corp.*	479,550	12,204,548

MARINE—0.3%
Genco Shipping & Trading Ltd.*	196,420	3,763,407

METAL & GLASS CONTAINERS—0.6%
Silgan Holdings Inc.	139,950	7,256,408

OFFICE SERVICES & SUPPLIES—0.9%
SYKES Enterprises Inc.*	440,800	10,570,384

OIL & GAS EQUIPMENT & SERVICES—1.4%
Acergy SA #	529,500	8,027,220
Cal Dive International Inc. *	472,400	3,325,696
Dril-Quip Inc. *	87,870	4,612,296
		15,965,212
OIL & GAS EXPLORATION & PRODUCTION—2.7%
Concho Resources Inc. *	250,360	11,233,654
Kodiak Oil & Gas Corp. *	1,617,750	3,817,890
Mariner Energy Inc. *	577,100	8,339,095
Quicksilver Resources Inc. *	588,100	7,815,849
		31,206,488
PACKAGED FOODS & MEATS—1.6%
Flowers Foods Inc.	418,000	10,153,220
Hain Celestial Group Inc. *	512,565	8,195,914
		18,349,134
PHARMACEUTICALS—3.4%
Auxilium Pharmaceuticals Inc. *	418,380	11,781,580
Eurand NV *	416,354	4,600,712
Medicis Pharmaceutical Corp., Cl. A	512,850	11,851,963
Optimer Pharmaceuticals Inc. *	916,612	11,292,660
		39,526,915
RAILROADS—0.7%
Genesee & Wyoming Inc., Cl. A*	281,050	8,282,544

REGIONAL BANKS—0.6%
Boston Private Financial Holdings Inc.	412,050	2,954,399
Columbia Banking System Inc.	187,200	3,554,928
		6,509,327
REINSURANCE—0.8%
Platinum Underwriters Holdings Ltd.	262,700	9,525,502

RESEARCH & CONSULTING SERVICES—1.7%
FTI Consulting Inc. *	206,310	8,551,550
ICF International Inc. *	155,500	3,640,255
Resources Connection Inc. *	398,700	7,120,782
		19,312,587
RESTAURANTS—1.1%
Cheesecake Factory Inc., /The *	335,350	7,089,299
McCormick & Schmick’s Seafood Restaurants Inc. *	639,467	5,288,392
		12,377,691

	SHARES	VALUE
COMMON STOCKS—(CONT.)

SECURITY & ALARM SERVICES—1.0%
Geo Group Inc., /The*	594,300	$10,994,550

SEMICONDUCTOR EQUIPMENT—0.9%
Novellus Systems Inc.*	486,700	10,172,030

SEMICONDUCTORS—5.1%
Atheros Communications Inc. *	456,185	14,629,852
Mellanox Technologies Ltd. *	586,150	10,767,576
Monolithic Power Systems Inc. *	485,000	10,000,700
Netlogic Microsystems Inc. *	292,950	11,999,232
Skyworks Solutions Inc. *	969,613	12,304,389
		59,701,749
SPECIALTY CHEMICALS—0.7%
Rockwood Holdings Inc.*	352,550	7,724,370

THRIFTS & MORTGAGE FINANCE—1.3%
Brookline Bancorp Inc.	836,400	8,372,364
Ocwen Financial Corp. *	720,150	6,596,574
		14,968,938
TRUCKING—0.7%
Dollar Thrifty Automotive Group Inc.*	338,150	8,237,334

WIRELESS TELECOMMUNICATION SERVICES—1.9%
SBA Communications Corp. *	344,625	11,403,641
Syniverse Holdings Inc. *	614,350	10,327,224
		21,730,865
TOTAL COMMON STOCKS (Cost $1,084,541,753)		1,115,232,455

	PRINCIPAL
	AMOUNT
SHORT-TERM INVESTMENTS—3.7%

TIME DEPOSITS—3.7%
Wells Fargo Grand Cayman, 0.03%, 2/01/10(L2) (Cost $42,953,297)	42,953,297	42,953,297

Total Investments (Cost $1,127,495,050)(a)	100.1%	1,158,185,752
Liabilities in Excess of Other Assets	(0.1)	(1,645,454)

NET ASSETS	100.0%	$1,156,540,298

‡                      Securities classified as Level 1 for ASC 820 disclosure purposes based on valuation inputs unless otherwise noted.

*                      Non-income producing security.

#                      American Depository Receipts.

(a)            At January 31, 2010, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $1, 129,793,432 amounted to $28,392,320 which consisted of aggregate gross unrealized appreciation of $109,683,276 and aggregate gross unrealized depreciation of $81,290,956.

(L2)     Security classified as Level 2 for ASC 820 disclosure purposes based on valuation inputs.

See Notes to Schedule of Investments.

THE ALGER INSTITUTIONAL FUNDS

NOTES TO SCHEDULE OF INVESTMENTS (Continued) (Unaudited)

NOTE 1 — General:

The Alger Institutional Funds (the “Trust”), is a diversified, open-end registered investment company organized as a business trust under the laws of the Commonwealth of Massachusetts. The Trust operates as a series company and currently issues an unlimited number of shares of beneficial interest in four funds — Alger Capital Appreciation Institutional Fund, Alger LargeCap Growth Institutional Fund, Alger MidCap Growth Institutional Fund and Alger SmallCap Growth Institutional Fund (collectively, the “Funds” or individually, each a “Fund”). The Funds normally invest primarily in equity securities and each has an investment objective of long-term capital appreciation.

Each Fund offers Class I and Class R shares. Each class has identical rights to assets and earnings except that only Class R shares have a plan of distribution and bear the related expenses.

NOTE 2 — Significant Accounting Policies:

(a) Investment Valuation: Investments of the Funds are valued on each day the New York Stock Exchange (the “NYSE”) is open, as of the close of the NYSE (normally 4:00 p.m. Eastern time). Equity securities and option contracts for which such information is readily available are valued at the last reported sales price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the absence of reported sales, securities are valued at a price within the bid and ask price or, in the absence of a recent bid or ask price, the equivalent as obtained from one or more of the major market makers for the securities to be valued.

Debt securities generally trade in the over-the-counter market. Securities with remaining maturities of more than sixty days at the time of acquisition are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers the yield or price of bonds of comparable quality, coupon, maturity and type, as well as prices quoted by dealers who make markets in such securities.

Short-term securities held by the Funds having a remaining maturity of sixty days or less, are valued at amortized cost which approximates market value. Shares of mutual funds are valued at the net asset value of the underlying mutual fund.

Securities for which market quotations are not readily available are valued at fair value, as determined in good faith pursuant to procedures established by the Board of Trustees.

Securities in which the Funds invest may be traded in markets that close before the close of the NYSE. Developments that occur between the close of the foreign markets and the close of the NYSE (normally 4:00 p.m. Eastern time) may result in adjustments to the closing prices to reflect what the investment adviser, pursuant to policies established by the Board of Trustees, believes to be the fair value of these securities as of the close of the NYSE. The Funds may also fair value securities in other situations, for example, when a particular foreign market is closed but the Fund is open.

THE ALGER INSTITUTIONAL FUNDS

NOTES TO SCHEDULE OF INVESTMENTS (Continued) (Unaudited)

Financial Accounting Standards Board Accounting Standards Codification 820 — Fair Value Measurements and Disclosures (“ASC 820”) defines fair value as the price that the Funds would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. ASC 820 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability and may be observable or unobservable. Observable inputs are based on market data obtained from sources independent of the Funds. Unobservable inputs are inputs that reflect the Funds’ own assumptions based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•                  Level 1 — quoted prices in active markets for identical investments

•                  Level 2 — significant other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•                  Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The Funds’ valuation techniques are consistent with the market approach whereby prices and other relevant information generated by market transactions involving identical or comparable assets are used to measure fair value. Inputs for Level 1 include exchange listed prices and broker quotes in an active market. Inputs for Level 2 include the last trade price in the case of a halted security, a broker quote in an inactive market, an exchange listed price which has been adjusted for fair value factors, and prices of closely related securities. Additional Level 2 inputs include an evaluated price which is based upon on a compilation of observable market information such as spreads for fixed income and preferred securities. Inputs for Level 3 include derived prices from unobservable market information which can include cash flows and other information obtained from a company’s financial statements, or from market indicators such as benchmarks and indices.

NOTE 3 — Fair Value Measurements:

On Jan. 21, 2010, the Financial Accounting Standards Board issued an Accounting Standards Update (the amendment), Fair Value Measurements and Disclosures (Topic 820): Improving Disclosures about Fair Value Measurements, which provides guidance on how investment assets and liabilities are to be valued and disclosed. Specifically, the amendment requires reporting entities to disclose the input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements for Level 2 or Level 3 positions. The amendment also requires that transfers between all levels (including Level 1 and Level 2) be disclosed on a gross basis (i.e., transfers out must be disclosed separately from transfers in), and the reason(s) for the transfer. Additionally purchases, sales, issuances and settlements must be disclosed on a gross basis in the Level 3 rollforward. The effective date of the amendment is for interim and annual periods beginning after Dec. 15, 2009, however, the requirement to provide the Level 3 activity

THE ALGER INSTITUTIONAL FUNDS

NOTES TO SCHEDULE OF INVESTMENTS (Continued) (Unaudited)

for purchases, sales, issuances and settlements on a gross basis will be effective for interim and annual periods beginning after Dec. 15, 2010. At this time the Fund is evaluating the implications of the amendment.

The major categories of securities and their respective fair value inputs are detailed in each Fund’s Schedule of Investments. The following is a summary of the inputs used as of January 31, 2010 in valuing the Funds’ investments carried at fair value:

Alger Capital Appreciation Institutional Fund	TOTAL FUND	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Consumer Discretionary	$84,957,250	$84,957,250	—	—
Consumer Staples	$49,768,890	$49,768,890	—	—
Energy	69,016,975	69,016,975	—	—
Financials	76,422,342	76,422,342	—	—
Health Care	108,743,370	108,743,370	—	—
Industrials	70,581,075	70,581,075	—	—
Information Technology	287,331,678	287,331,678	—	—
Materials	31,804,215	31,804,215	—	—
Telecommunication Services	1,694,592	1,694,592	—	—
TOTAL COMMON STOCKS	780,320,387	780,320,387	—	—
CONVERTIBLE PREFERRED STOCK
Financials	$11,628,510	$11,628,510	—	—
MANDATORY CONVERTIBLE PREFERRED STOCK
Financials	$5,227,000	$5,227,000	—	—
SHORT-TERM INVESTMENTS
Time Deposits	$34,287,849	—	$34,287,849	—
TOTAL INVESTMENTS IN SECURITIES	$831,463,746	$797,175,897	$34,287,849	—

Alger LargeCap Growth Institutional Fund	TOTAL FUND	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Consumer Discretionary	$4,236,366	$4,236,366	—	—
Consumer Staples	6,820,203	6,820,203	—	—
Energy	3,259,953	3,259,953	—	—
Financials	3,355,699	3,355,699	—	—
Health Care	7,426,241	7,426,241	—	—
Industrials	3,828,433	3,828,433	—	—
Information Technology	13,884,844	13,884,844	—	—
Materials	1,542,025	1,542,025	—	—
Telecommunication Services	361,866	361,866	—	—
Utilities	360,000	360,000	—	—
TOTAL COMMON STOCKS	45,075,630	45,075,630	—	—
SHORT-TERM INVESTMENTS
Time Deposits	$611,824	—	$611,824	—
TOTAL INVESTMENTS IN SECURITIES	$45,687,454	$45,075,630	$611,824	—

THE ALGER INSTITUTIONAL FUNDS

NOTES TO SCHEDULE OF INVESTMENTS (Continued) (Unaudited)

Alger MidCap Growth Institutional Fund	TOTAL FUND	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Consumer Discretionary	$122,866,901	$122,866,901	—	—
Consumer Staples	$41,651,580	$41,651,580	—	—
Energy	73,959,618	73,959,618	—	—
Financials	94,908,276	94,908,276	—	—
Health Care	139,118,341	139,118,341	—	—
Industrials	107,384,978	107,384,978	—	—
Information Technology	270,465,458	270,465,458	—	—
Materials	38,439,564	38,439,564	—	—
TOTAL COMMON STOCKS	888,794,716	888,794,716	—	—
CONVERTIBLE CORPORATE BONDS
Telecommunication Services	$9,918,720	—	$9,918,720	—
SHORT-TERM INVESTMENTS
Time Deposits	$2,208	—	$2,208	—
TOTAL INVESTMENTS IN SECURITIES	$898,715,644	$888,794,716	$9,920,928	—

Alger SmallCap Growth Institutional Fund	TOTAL FUND	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Consumer Discretionary	$178,041,850	$178,041,850	—	—
Consumer Staples	27,733,374	27,733,374	—	—
Energy	57,285,121	57,285,121	—	—
Financials	61,920,081	61,920,081	—	—
Health Care	264,446,657	264,446,657	—	—
Industrials	180,174,245	180,174,245	—	—
Information Technology	273,261,474	273,261,474	—	—
Materials	36,105,648	36,105,648	—	—
Telecommunication Services	21,730,865	21,730,865	—	—
Utilities	14,533,140	14,533,140	—	—
TOTAL COMMON STOCKS	1,115,232,455	1,115,232,455	—	—
SHORT-TERM INVESTMENTS
Time Deposits	$42,953,297	—	$42,953,297	—
TOTAL INVESTMENTS IN SECURITIES	$1,158,185,752	$1,115,232,455	$42,953,297	—

NOTE 4 — Derivatives:

Financial Accounting Standards Board Accounting Standards Codification 815 — Derivatives and Hedging (“ASC 815”) requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements.

Forward currency contracts—In connection with portfolio purchases and sales of securities denominated in foreign currencies, the Funds may enter into forward currency

THE ALGER INSTITUTIONAL FUNDS

NOTES TO SCHEDULE OF INVESTMENTS (Continued) (Unaudited)

contracts. Additionally, each Fund may enter into such contracts to economically hedge certain other foreign currency denominated investments. These contracts are valued at the current cost of covering or offsetting such contracts, and the related realized and unrealized foreign exchange gains and losses are included in the statement of operations. In the event that counterparties fail to settle these currency contracts or the related foreign security trades, a Fund could be exposed to foreign currency fluctuations.

Options—In order to produce incremental earnings or protect against changes in the value of portfolio securities, the Funds may buy and sell put and call options, write covered call options on portfolio securities and write cash-secured put options.

The Funds purchase put options or writes covered call options for speculative purposes or to economically hedge against adverse movements in the value of portfolio holdings. The Funds will segregate assets to cover its obligations under option contracts.

ITEM 2. Controls and Procedures.

(a)   Based on their evaluation of Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) as of a date within 90 days of the filing of this document, Registrant’s principal executive officer and principal financial officer found Registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by Registrant in the reports it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to Registrant’s management, including its principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b)   No changes in the registrant’s internal control over financial reporting occurred during the registrant’s last fiscal quarter that materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. Exhibits.

Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Alger Institutional Funds

By	/s/Daniel C. Chung

Daniel C. Chung

President

Date: March 29, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/Daniel C. Chung

Daniel C. Chung

President

Date: March 29, 2010

By	/s/ Michael D. Martins

Michael D. Martins

Treasurer

Date: March 29, 2010